INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAXES
Schedule of current and deferred components of income taxes

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Current tax expenses	84,931	105,663	42,257
Deferred tax benefits	(32,895)	(27,776)	(11,103)
Income tax expense	52,036	77,887	31,154

Schedule of deferred tax assets

	As of December 31,
	2019	2020
	RMB	RMB
Deferred tax assets
Accrued expenses	50,644	60,823
Net operating loss carry forwards	53,989	62,945
Total deferred tax assets	104,633	123,768
Less: valuation allowance	(1,984)	(3,578)
Deferred tax assets, net	102,649	120,190

Schedule of reconciliation between the income tax expense computed by applying the statutory rate and the actual income tax expense

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Income before income tax	386,613	652,370	265,609
Tax expense at PRC enterprise income tax rate of 25%	96,653	163,093	66,402
Income tax on tax holidays	(58,327)	(72,396)	(41,869)
Tax effect of permanence differences	(22,733)	(31,088)	(20,001)
Effect of income tax rate differences in jurisdictions other than the PRC	36,443	16,270	21,625
Change in tax rate	—	—	3,460
Changes in valuation allowances	—	2,008	1,537
Income tax expense	52,036	77,887	31,154

Schedule of increase in income tax expenses and the decrease in net income per share amounts if tax holiday not available

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Increase in income tax expenses	58,327	72,396	41,869
Decrease in net income per share - basic	0.28	0.30	0.17
Decrease in net income per share - diluted	0.26	0.28	0.16